LONG -TERM LOAN (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)
LONG-TERM LOAN
Financial liabilities	$ 1,570,298		$ 2,431,064
Less: current portion	(867,772)		(817,485)
Long-term Financial liabilities	702,526		1,613,579
Long-term Bank borrowings	2,740,000	¥ 20,000,000
Long-term loan - non current	$ 3,442,526		$ 1,613,579